Equity (Details) - BRL (R$) shares in Thousands, R$ in Thousands				1 Months Ended	7 Months Ended	12 Months Ended
	Oct. 27, 2022	Jun. 30, 2022	Sep. 29, 2021	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Authorized share capital (in shares)					600,000	600,000
Subscribed and paid-share in capital					R$ 2,031,408	R$ 2,031,408	R$ 2,031,408
Number of shares					1,959,752	1,959,752	1,959,752
Increase (decrease) through acquisition of subsidiary		R$ 560,990	R$ 239,809
Number of total new shares of stock issued		451,203	216,405
Issuance of shares for business combination	R$ 682,229
Number of shares issued	622,312
Percentage of distribution of dividends on profits						1.00%
Amount of distributions				R$ 40,000		R$ 41,227	R$ 0	R$ 12
Dividends paid					R$ 20,515	21,159
Minimum mandatory dividends distributed						1,227
Legal reserve
Profit for the year allocation						6,134	4,657	63
Statutory reserve
Amount of distributions						40,000
Profit for the year allocation						R$ 115,310	R$ 88,483	R$ 1,187